Schedule of Investments - InfraCap MLP ETF

January 31, 2020 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 132.0%(1)

Energy - 132.0%
BP Midstream Partners LP	1,232,680	$17,787,572
Cheniere Energy Partners LP	4,340	167,828
Cheniere Energy, Inc.*(2)	33,800	2,002,312
Crestwood Equity Partners LP	8,784	254,385
DCP Midstream LP(2)	1,044,524	21,966,340
Enable Midstream Partners LP	53,773	505,466
Energy Transfer LP(2)	3,704,102	46,634,644
Enterprise Products Partners LP(2)	1,032,561	26,609,097
EQM Midstream Partners LP(2)	160,957	3,726,155
Genesis Energy LP	563,369	10,067,404
Kinder Morgan, Inc.	1,306	27,256
Magellan Midstream Partners LP(2)	401,138	24,621,850
Marathon Petroleum Corp.(2)	203,558	11,093,911
MPLX LP(2)	1,732,868	41,675,475
NGL Energy Partners LP	790,331	7,934,923
Noble Midstream Partners LP(2)	738,381	16,539,734
NuStar Energy LP	1,261,154	34,442,116
ONEOK, Inc.	2,482	185,827
Phillips 66(2)	98,831	9,030,189
Phillips 66 Partners LP(2)	115,108	6,725,760
Plains All American Pipeline LP(2)	1,901,310	31,656,812
Royal Dutch Shell PLC Class A (Netherlands)(2)(3)	6,342	330,735
Shell Midstream Partners LP	526,269	10,341,186
Targa Resources Corp.(2)	83,123	3,033,990
TC PipeLines LP	211,722	8,451,942
Western Midstream Partners LP	1,121,187	18,566,857
Williams Cos., Inc. (The)(2)	149,905	3,101,535
Total Energy		357,481,301
Total Common Stocks
(Cost $435,111,565)		357,481,301

Security Description	Notional Amount	Number of contracts

PURCHASED OPTIONS - 0.0%(4)

Purchased Call Options
BP PLC,
Expires 03/20/20,
Strike Price $43.00	200,000	2,000	6,000
Marathon Petroleum Corp.,
Expires 02/21/20,
Strike Price $70.00	372,000	3,720	0
MPLX LP,
Expires 02/21/20,
Strike Price $27.00	152,200	1,522	4,566
Phillips 66,
Expires 03/20/20,
Strike Price $110.00	22,000	220	880

Purchased Put Options
Kinder Morgan, Inc.,
Expires 02/21/20,
Strike Price $18.00	200,000	2,000	4,000

Security Description	Notional Amount	Number of contracts	Value

PURCHASED OPTIONS (continued)

Purchased Put Options (continued)
Magellan Midstream Partners LP,
Expires 02/21/20,
Strike Price $50.00	182,000	1,820	$0
Magellan Midstream Partners LP,
Expires 02/21/20,
Strike Price $55.00	113,000	1,130	3,390
ONEOK, Inc.,
Expires 02/21/20,
Strike Price $60.00	114,000	1,140	2,280
ONEOK, Inc.,
Expires 02/21/20,
Strike Price $65.00	11,000	110	440
Royal Dutch Shell PLC,
Expires 02/21/20,
Strike Price $50.00	49,000	490	26,950

Total Purchased Options
(Cost $188,846)			48,506

TOTAL INVESTMENTS - 132.0%
(Cost $435,300,411)			357,529,807
Liabilities in Excess of Other Assets - (32.0)%			(86,759,939)
Net Assets - 100.0%			$270,769,868

WRITTEN OPTIONS - (0.4)%

Written Call Options
BP PLC,
Expires 02/03/20,
Strike Price $39.00	(51,000)	(510)	(0)
BP PLC,
Expires 02/07/20,
Strike Price $39.50	(44,900)	(449)	(898)
BP PLC,
Expires 02/14/20,
Strike Price $40.00	(51,000)	(510)	(2,550)
BP PLC,
Expires 02/21/20,
Strike Price $39.50	(50,000)	(500)	(1,750)
BP PLC,
Expires 02/28/20,
Strike Price $39.50	(40,000)	(400)	(2,200)
BP PLC,
Expires 03/20/20,
Strike Price $39.00	(60,000)	(600)	(9,600)
BP PLC,
Expires 04/17/20,
Strike Price $39.00	(50,000)	(500)	(13,500)

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2020 (unaudited)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Cheniere Energy, Inc.,
Expires 02/14/20,
Strike Price $63.00	(11,000)	(110)	$(1,540)
Cheniere Energy, Inc.,
Expires 02/28/20,
Strike Price $63.00	(11,000)	(110)	(5,610)
DCP Midstream LP,
Expires 02/21/20,
Strike Price $25.00	(20,000)	(200)	(1,000)
DCP Midstream LP,
Expires 03/20/20,
Strike Price $25.00	(11,000)	(110)	(1,100)
Energy Transfer LP,
Expires 02/21/20,
Strike Price $13.00	(10,000)	(100)	(1,600)
Energy Transfer LP,
Expires 02/21/20,
Strike Price $14.00	(10,000)	(100)	(300)
Energy Transfer LP,
Expires 02/28/20,
Strike Price $14.00	(103,000)	(1,030)	(8,240)
Energy Transfer LP,
Expires 04/17/20,
Strike Price $14.00	(41,000)	(410)	(6,970)
Enterprise Products Partners LP,
Expires 02/21/20,
Strike Price $30.00	(1,000)	(10)	0
Enterprise Products Partners LP,
Expires 03/06/20,
Strike Price $28.00	(100,000)	(1,000)	(10,000)
Enterprise Products Partners LP,
Expires 03/20/20,
Strike Price $27.00	(100,000)	(1,000)	(35,000)
Enterprise Products Partners LP,
Expires 03/20/20,
Strike Price $28.00	(10,000)	(100)	(1,800)
Enterprise Products Partners LP,
Expires 03/20/20,
Strike Price $29.00	(20,000)	(200)	(1,400)
Enterprise Products Partners LP,
Expires 03/20/20,
Strike Price $30.00	(54,500)	(545)	(2,725)
Enterprise Products Partners LP,
Expires 06/19/20,
Strike Price $29.00	(51,000)	(510)	(12,750)
EQM Midstream Partners LP,
Expires 02/21/20,
Strike Price $30.00	(10,100)	(101)	(606)
EQM Midstream Partners LP,
Expires 03/20/20,
Strike Price $30.00	(10,000)	(100)	(1,000)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Magellan Midstream Partners LP,
Expires 03/20/20,
Strike Price $67.50	(101,000)	(1,010)	$(10,100)
Marathon Petroleum Corp.,
Expires 02/03/20,
Strike Price $60.00	(50,000)	(500)	(0)
Marathon Petroleum Corp.,
Expires 02/03/20,
Strike Price $66.00	(51,000)	(510)	(0)
Marathon Petroleum Corp.,
Expires 02/07/20,
Strike Price $56.00	(40,000)	(400)	(19,600)
Marathon Petroleum Corp.,
Expires 02/07/20,
Strike Price $60.00	(78,000)	(780)	(3,900)
Marathon Petroleum Corp.,
Expires 02/07/20,
Strike Price $66.00	(63,000)	(630)	(0)
Marathon Petroleum Corp.,
Expires 02/14/20,
Strike Price $57.00	(50,000)	(500)	(36,500)
Marathon Petroleum Corp.,
Expires 02/14/20,
Strike Price $66.50	(33,000)	(330)	(0)
Marathon Petroleum Corp.,
Expires 02/21/20,
Strike Price $59.00	(30,000)	(300)	(12,300)
Marathon Petroleum Corp.,
Expires 02/21/20,
Strike Price $65.00	(39,000)	(390)	(780)
Marathon Petroleum Corp.,
Expires 02/28/20,
Strike Price $63.00	(64,000)	(640)	(5,440)
Marathon Petroleum Corp.,
Expires 03/20/20,
Strike Price $60.00	(51,000)	(510)	(35,190)
MPLX LP,
Expires 02/21/20,
Strike Price $24.00	(100,000)	(1,000)	(35,000)
MPLX LP,
Expires 02/21/20,
Strike Price $26.00	(10,000)	(100)	(200)
MPLX LP,
Expires 03/20/20,
Strike Price $24.00	(51,000)	(510)	(31,110)
MPLX LP,
Expires 03/20/20,
Strike Price $25.00	(10,000)	(100)	(3,200)
MPLX LP,
Expires 03/20/20,
Strike Price $26.00	(50,000)	(500)	(7,500)

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2020 (unaudited)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
MPLX LP,
Expires 03/20/20,
Strike Price $27.00	(11,000)	(110)	$(1,100)
Noble Midstream Partners LP,
Expires 02/21/20,
Strike Price $25.00	(16,000)	(160)	(2,720)
Noble Midstream Partners LP,
Expires 03/20/20,
Strike Price $25.00	(2,000)	(20)	(400)
Phillips 66,
Expires 02/03/20,
Strike Price $117.00	(1,000)	(10)	0
Phillips 66,
Expires 02/07/20,
Strike Price $99.00	(51,000)	(510)	(11,220)
Phillips 66,
Expires 02/14/20,
Strike Price $113.00	(30,000)	(300)	(0)
Phillips 66,
Expires 02/14/20,
Strike Price $117.00	(21,000)	(210)	(0)
Phillips 66,
Expires 02/28/20,
Strike Price $110.00	(30,000)	(300)	(900)
Phillips 66 Partners LP,
Expires 03/20/20,
Strike Price $60.00	(10,000)	(100)	(16,500)
Plains All American Pipeline LP,
Expires 02/21/20,
Strike Price $19.00	(100,000)	(1,000)	(1,000)
Plains All American Pipeline LP,
Expires 03/06/20,
Strike Price $17.50	(11,000)	(110)	(3,300)
Plains All American Pipeline LP,
Expires 03/06/20,
Strike Price $18.00	(111,000)	(1,110)	(22,200)
Royal Dutch Shell PLC,
Expires 02/03/20,
Strike Price $60.00	(41,000)	(410)	(0)
Royal Dutch Shell PLC,
Expires 02/07/20,
Strike Price $59.00	(40,000)	(400)	(0)
Royal Dutch Shell PLC,
Expires 03/06/20,
Strike Price $59.00	(1,000)	(10)	(30)
Targa Resources Corp.,
Expires 02/21/20,
Strike Price $44.00	(54,000)	(540)	(2,700)
Targa Resources Corp.,
Expires 03/20/20,
Strike Price $42.00	(37,700)	(377)	(11,310)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Targa Resources Corp.,
Expires 03/20/20,
Strike Price $43.00	(21,000)	(210)	$(4,200)
Williams Cos., Inc. (The),
Expires 02/07/20,
Strike Price $24.00	(131,000)	(1,310)	(0)
Williams Cos., Inc. (The),
Expires 02/21/20,
Strike Price $24.00	(103,900)	(1,039)	(2,598)

Written Put Options
Cheniere Energy, Inc.,
Expires 02/21/20,
Strike Price $55.00	(2,000)	(20)	(660)
Magellan Midstream Partners LP,
Expires 02/21/20,
Strike Price $62.50	(49,000)	(490)	(93,100)
Magellan Midstream Partners LP,
Expires 02/21/20,
Strike Price $65.00	(99,200)	(992)	(436,480)
ONEOK, Inc.,
Expires 02/14/20,
Strike Price $74.00	(21,000)	(210)	(16,800)
Phillips 66 Partners LP,
Expires 02/21/20,
Strike Price $60.00	(21,100)	(211)	(44,310)

Total Written Options - (0.4)%
(Premiums Received $1,043,135)			$(994,487)

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at January 31, 2020 was $309,658,195.
(2)	Subject to written call options.
(3)	American Depositary Receipts.
(4)	Amount rounds to less than 0.05%.

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$357,481,301	$—	$—	$357,481,301
Purchased Options	37,516	10,990	—	48,506
Total	$357,518,817	$10,990	$—	$357,529,807
Liability Valuation Inputs
Written Options	$990,637	$3,850	$—	$994,487
Total	$990,637	$3,850	$—	$994,487